Equity Awards - Stock Option Plan Activity (Footnotes) (Detail) - Verso Paper Corp. 2008 Incentive Award Plan - Service and performance-based employee and director stock options	Dec. 31, 2014 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, lowest exercise price in range	$ 0.71
Options outstanding, highest exercise price in range	5.93
Options exercisable, lowest exercise price in range	0.71
Options exercisable, highest exercise price in range	$ 5.93